Earnings Per Share - Additioal Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	53,714	53,714
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price	$ 10.34	$ 10.34